Note 5 - Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of other expenses by nature [text block]
	Year ended December 31,
	2021	2022	2023
Hosting	$7,647	$9,267	$10,161
Audit, legal and other advisory services	6,579	6,857	8,669
Software license fees	1,782	2,149	3,357
Rent and other office expenses	3,152	3,743	2,700
Travel	542	1,496	1,848
Other expenses	3,101	3,502	4,106
Total other operating expenses	$22,802	$27,015	$30,842